Warrants Issued to Preferred Stockholders (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 29, 2023	Dec. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Warrants Issued to Preferred Stockholders (Details) [Line Items]
Adjusted to fair value (in Dollars)				$ (420,245)	$ 5,284,494	$ (420,245)
Warrants issued shares					11,500,000
Warrants received					39,057,679
Warrant holders exercised shares					100
Reverse stock split shares	199,994		19,695,305		10	19,695,305
Public Warrants [Member]
Warrants Issued to Preferred Stockholders (Details) [Line Items]
Warrants issued shares			11,500,000		11,500,000
Reverse stock split shares			1
Warrant [Member]
Warrants Issued to Preferred Stockholders (Details) [Line Items]
Warrant holders exercised shares					39,113
Warrant holders exercised shares					1,102
Private Placement [Member]
Warrants Issued to Preferred Stockholders (Details) [Line Items]
Converted shares					310,977
Warrant holders exercised shares					1,101,473
Shares converted					311
Private warrants [Member]
Warrants Issued to Preferred Stockholders (Details) [Line Items]
Warrants issued shares					380,011
Reverse stock split shares					37,956,206
Common Stock [Member]
Warrants Issued to Preferred Stockholders (Details) [Line Items]
Converted shares		32,999,472	5,975,686		59,757
Reverse stock split shares					36,173
Preferred Stock [Member]
Warrants Issued to Preferred Stockholders (Details) [Line Items]
Converted shares		3,502,040